AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 98.9%
Common Stocks — 94.1%
Agricultural & Farm Machinery — 2.2%
AGCO Corp.	24,838	$1,844,718
Deere & Co.	13,458	2,982,696
Toro Co. (The)	24,528	2,059,126
		6,886,540
Aluminum — 0.4%
Norsk Hydro ASA (Norway)*	455,587	1,251,231
Commodity Chemicals — 1.5%
Orica Ltd. (Australia)	150,241	1,663,429
Westlake Chemical Corp.	47,592	3,008,766
		4,672,195
Construction Machinery & Heavy Trucks — 2.4%
Bucher Industries AG (Switzerland)	4,376	1,667,415
Caterpillar, Inc.	22,658	3,379,441
Epiroc AB (Sweden)(Class B Stock)	196,978	2,734,333
		7,781,189
Copper — 3.1%
ERO Copper Corp. (Canada)*	188,143	2,742,560
Lundin Mining Corp. (Chile)	414,181	2,311,115
OZ Minerals Ltd. (Australia)	191,906	1,936,246
Southern Copper Corp. (Peru)(a)	66,648	3,017,155
		10,007,076
Diversified Chemicals — 0.6%
Huntsman Corp.	86,696	1,925,518
Diversified Metals & Mining — 4.9%
BHP Group Ltd. (Australia)	253,350	6,475,481
Boliden AB (Sweden)	222,863	6,615,367
IGO Ltd. (Australia)	478,498	1,427,194
South32 Ltd. (Australia)	846,144	1,246,569
		15,764,611
Electric Utilities — 3.9%
Duke Energy Corp.	4,149	367,435
Entergy Corp.	25,447	2,507,293
Iberdrola SA (Spain)	130,011	1,595,747
NextEra Energy, Inc.	16,064	4,458,724
Terna Rete Elettrica Nazionale SpA (Italy)	225,458	1,576,891
Xcel Energy, Inc.	29,163	2,012,539
		12,518,629
Electrical Components & Equipment — 0.6%
Schneider Electric SE (France)	15,151	1,877,823
Fertilizers & Agricultural Chemicals — 1.0%
CF Industries Holdings, Inc.	102,393	3,144,489
Forest Products — 1.3%
Svenska Cellulosa AB SCA (Sweden)(Class B Stock)*	171,510	2,476,905
West Fraser Timber Co. Ltd. (Canada)	34,764	1,615,036
		4,091,941
	Shares	Value
Common Stocks (continued)
Gas Utilities — 0.5%
National Fuel Gas Co.	40,074	$1,626,604
Gold — 2.6%
Franco-Nevada Corp. (Canada)	9,075	1,268,135
Kirkland Lake Gold Ltd. (Canada)	47,871	2,336,837
Northern Star Resources Ltd. (Australia)	346,494	3,393,101
Perseus Mining Ltd. (Australia)*	832,207	819,698
Wesdome Gold Mines Ltd. (Canada)*	56,500	533,367
		8,351,138
Industrial Gases — 7.5%
Air Liquide SA (France)	27,372	4,339,920
Air Products & Chemicals, Inc.	39,333	11,715,727
Linde PLC (United Kingdom)	33,009	7,860,433
		23,916,080
Industrial Machinery — 3.1%
Atlas Copco AB (Sweden)(Class B Stock)	47,156	1,967,859
Kadant, Inc.	12,220	1,339,556
Kennametal, Inc.	55,041	1,592,887
Rotork PLC (United Kingdom)	349,890	1,268,496
Sandvik AB (Sweden)*	53,648	1,046,282
Timken Co. (The)	14,706	797,359
Weir Group PLC (The) (United Kingdom)	124,289	2,002,194
		10,014,633
Integrated Oil & Gas — 9.5%
Chevron Corp.	85,527	6,157,944
Equinor ASA (Norway)	415,754	5,907,750
Exxon Mobil Corp.	20,486	703,284
Galp Energia SGPS SA (Portugal)	574,442	5,318,390
TOTAL SE (France)	357,798	12,207,519
		30,294,887
Metal & Glass Containers — 3.3%
Ball Corp.	51,106	4,247,931
Crown Holdings, Inc.*	23,700	1,821,582
Silgan Holdings, Inc.	53,785	1,977,674
Verallia SA (France), 144A	62,538	1,670,965
Vidrala SA (Spain)	8,485	927,813
		10,645,965
Multi-Utilities — 2.0%
Ameren Corp.	42,993	3,399,886
Public Service Enterprise Group, Inc.	26,800	1,471,588
Sempra Energy	11,599	1,372,858
		6,244,332
Oil & Gas Equipment & Services — 4.2%
Cactus, Inc. (Class A Stock)	78,895	1,513,995
ChampionX Corp.*	175,637	1,403,340
Enerflex Ltd. (Canada)	264,803	918,771
Halliburton Co.	194,352	2,341,941
Liberty Oilfield Services, Inc. (Class A Stock)(a)	178,109	1,423,091
A1

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil & Gas Equipment & Services (cont’d.)
Schlumberger NV	170,019	$2,645,496
Tenaris SA	358,038	1,784,365
TGS NOPEC Geophysical Co. ASA (Norway)	121,341	1,463,200
		13,494,199
Oil & Gas Exploration & Production — 12.0%
Aker BP ASA (Norway)	89,813	1,414,230
Concho Resources, Inc.	119,580	5,275,870
ConocoPhillips	195,876	6,432,568
Contango Oil & Gas Co.*	405,537	543,420
Continental Resources, Inc.(a)	140,349	1,723,486
Devon Energy Corp.	183,953	1,740,195
Diamondback Energy, Inc.	54,689	1,647,233
EOG Resources, Inc.	158,214	5,686,211
Hess Corp.	39,334	1,609,941
Kelt Exploration Ltd. (Canada)*(a)	389,967	418,800
Kosmos Energy Ltd. (Ghana)(a)	450,677	439,680
Lundin Energy AB (Sweden)	131,930	2,627,142
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	205,462	1,062,238
Parex Resources, Inc. (Canada)*	114,283	1,204,153
Parsley Energy, Inc. (Class A Stock)	68,056	637,004
Pioneer Natural Resources Co.	59,481	5,114,771
WPX Energy, Inc.*(a)	149,954	734,775
		38,311,717
Oil & Gas Storage & Transportation — 2.5%
Enbridge, Inc. (Canada)	131,630	3,843,596
TC Energy Corp. (Canada)	102,465	4,305,579
		8,149,175
Packaged Foods & Meats — 1.1%
Sanderson Farms, Inc.(a)	29,358	3,463,363
Paper Packaging — 6.4%
Avery Dennison Corp.	21,543	2,754,057
DS Smith PLC (United Kingdom)	492,876	1,866,307
Graphic Packaging Holding Co.	115,030	1,620,773
International Paper Co.	121,710	4,934,123
Mayr Melnhof Karton AG (Austria)	4,425	770,387
Packaging Corp. of America	57,172	6,234,607
Westrock Co.	63,698	2,212,868
		20,393,122
Paper Products — 3.3%
Domtar Corp.	75,901	1,993,919
Mondi PLC (United Kingdom)	199,293	4,198,109
Stora Enso OYJ (Finland)(Class R Stock)	119,112	1,861,318
UPM-Kymmene OYJ (Finland)	86,504	2,631,709
		10,685,055
Railroads — 0.5%
Union Pacific Corp.	7,399	1,456,641
Research & Consulting Services — 0.2%
ALS Ltd. (Australia)	76,893	510,064
	Shares	Value
Common Stocks (continued)
Semiconductor Equipment — 1.3%
Cabot Microelectronics Corp.	9,123	$1,302,856
Entegris, Inc.	36,869	2,740,841
		4,043,697
Specialty Chemicals — 11.4%
Akzo Nobel NV (Netherlands)	35,028	3,552,102
Borregaard ASA (Norway)	121,308	1,858,859
Celanese Corp.	12,997	1,396,528
Croda International PLC (United Kingdom)	31,440	2,533,526
Koninklijke DSM NV (Netherlands)	28,206	4,649,288
PPG Industries, Inc.	44,024	5,374,450
Quaker Chemical Corp.(a)	16,122	2,897,285
RPM International, Inc.	61,751	5,115,453
Sherwin-Williams Co. (The)	7,708	5,370,472
Shin-Etsu Chemical Co. Ltd. (Japan)	17,100	2,231,895
Victrex PLC (United Kingdom)	60,787	1,428,652
		36,408,510
Steel — 0.4%
Reliance Steel & Aluminum Co.	13,700	1,397,948
Trading Companies & Distributors — 0.4%
Toromont Industries Ltd. (Canada)	24,180	1,446,932

Total Common Stocks (cost $290,961,704)		300,775,304
Preferred Stocks — 4.8%
Electric Utilities — 4.0%
American Electric Power Co., Inc., CVT, 6.125%(a)	76,766	3,723,919
NextEra Energy, Inc., CVT, 5.279%	107,412	5,013,992
Southern Co. (The), CVT, 6.750%	91,042	4,237,095
		12,975,006
Multi-Utilities — 0.8%
Sempra Energy, Series B, CVT, 6.750%(a)	26,204	2,568,254

Total Preferred Stocks (cost $15,151,829)		15,543,260

Total Long-Term Investments (cost $306,113,533)		316,318,564
Short-Term Investments — 6.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	3,040,438	3,040,438

A2

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $17,657,789; includes $17,653,196 of cash collateral for securities on loan)(b)(w)	17,660,110	$17,656,578

Total Short-Term Investments (cost $20,698,227)		20,697,016

TOTAL INVESTMENTS—105.4% (cost $326,811,760)		337,015,580

Liabilities in excess of other assets — (5.4)%		(17,409,843)

Net Assets — 100.0%		$319,605,737

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CVT	Convertible Security

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,048,602; cash collateral of $17,653,196 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3